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                                 FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-02120

Security Income Fund
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  (Exact name of registrant as specified in charter)

One Security Benefit Place, Topeka, KS 66636
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  (Address of principal executive offices)

Michael G. Odlum, President, Security Management Company, LLC.
One Security Benefit Place, Topeka, KS 66636
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (785) 438-3000

Date of Fiscal year-end: 12/31

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record

  =================== Diversified Income Series ====================
 NO RECORDS TO REPORT


  ======================= High Yield Series =========================

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   HomeBanc Corp HMB  43738R109  5/25/05  Annual
   1.01   Elect Patrick S. Flood MGMT YES FOR FOR
   1.02   Elect Kevin D. Race MGMT YES FOR FOR
   1.03   Elect Glenn T. Austin Jr. MGMT YES FOR FOR
   1.04   Elect Lawrence W. Hamilton MGMT YES FOR FOR
   1.05   Elect Warren Y. Jobe MGMT YES FOR FOR
   1.06   Elect Joel K. Manby MGMT YES FOR FOR
   1.07   Elect Bonnie L. Phipps MGMT YES FOR FOR
   2   Adopt the Sales Equity Plan MGMT YES FOR FOR

   Service Corporation International SCI  817565104  5/12/05  Annual
   1.01   Elect Thomas L. Ryan MGMT YES WHOLD AGNST
   1.02   Elect S. Malcolm Gillis MGMT YES WHOLD AGNST
   1.03   Elect Clifton H. Morris Jr. MGMT YES WHOLD AGNST
   1.04   Elect W. Blair Waltrip MGMT YES WHOLD AGNST
2 Ratify selection of auditors MGMT YES ABSTAIN AGNST


=================== Income Opportunity Series ====================
 NO RECORDS TO REPORT

=================== Capital Preservation Series ====================

Capital Preservation Series is organized as a "feeder fund." It invests all of its assets in a "master portfolio," the PreservationPlus Income Portfolio. Please refer to the N-PX filed for the master, PreservationPlus Income Portfolio filed on August 26, 2005, file #811-07774, accession number 0000088053-05-001004, and CIK# 0000906619.


   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Income Fund
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       (Registrant)


By /s/ Michael G Odlum, President
       (Signature & Title)


Date August 30, 2005